UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Symphony Credit Opportunities Fund

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 92.4%

	COMMON STOCKS – 0.5%

	Diversified Consumer Services – 0.5%

180,828	Cengage Learning Holdings II LP, (2), (11)				$5,017,977

10,050,485	Education Management Corporation, (2)				100,505
	Total Diversified Consumer Services				5,118,482

	Media – 0.0%

9,292	Tribune Media Company, (3)				—
	Total Common Stocks (cost $5,923,843)				5,118,482

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0%

	Diversified Consumer Services – 0.0%

11,184	Education Management Corporation	7.500%		N/R	$335,520
	Total $25 Par (or similar) Retail Preferred (cost $26,272)				335,520

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 0.6%

	Oil, Gas & Consumable Fuels – 0.6%

$5,000	Cobalt International Energy, Inc.	2.625%	12/01/19	CCC–	$3,690,625

6,000	Energy and Exploration Partners Inc.	8.000%	7/01/19	N/R	1,920,000
$11,000	Total Convertible Bonds (cost $8,149,670)				5,610,625

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 80.1%

	Aerospace & Defense – 1.0%

$4,700	Sequa Corporation, 144A	7.000%	12/15/17	CCC–	$3,196,000

4,000	TransDigm Inc.	6.500%	7/15/24	B–	3,950,000

3,000	Triumph Group Inc.	5.250%	6/01/22	BB–	2,962,500
11,700	Total Aerospace & Defense				10,108,500

	Airlines – 0.2%

2,250	American Airlines Group Inc., 144A	4.625%	3/01/20	B+	2,176,875

	Automobiles – 0.4%

4,160	DriveTime Automotive Group Inc, DT Acceptance Corporation, 144A	8.000%	6/01/21	B	3,972,800

	Chemicals – 1.4%

7,000	Hexion Inc.	6.625%	4/15/20	B3	6,422,500

2,500	Huntsman International LLC, 144A	5.125%	11/15/22	B+	2,462,500

Nuveen Investments	1

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Chemicals (continued)

$3,000	Ineos Group Holdings SA, 144A	6.125%	8/15/18	B–	$3,063,750

2,000	Platform Specialty Products Corporation, 144A	6.500%	2/01/22	BB–	2,065,000
14,500	Total Chemicals				14,013,750

	Commercial Services & Supplies – 0.9%

5,000	Cenveo Corporation, 144A	6.000%	8/01/19	B	4,700,000

1,650	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	1,666,500

3,000	West Corporation, 144A	5.375%	7/15/22	B+	2,805,000
9,650	Total Commercial Services & Supplies				9,171,500

	Communications Equipment – 3.1%

7,000	Alcatel Lucent USA Inc., 144A	6.750%	11/15/20	B	7,402,500

4,500	Avaya Inc., 144A	7.000%	4/01/19	B1	4,398,750

12,300	Avaya Inc., 144A	10.500%	3/01/21	CCC+	10,147,500

1,500	CommScope Inc., 144A	5.000%	6/15/21	B	1,462,500

2,550	CommScope Inc., 144A	5.500%	6/15/24	B	2,479,875

3,510	CommScope Technologies Finance LLC, 144A	6.000%	6/15/25	B	3,496,838

2,000	Nortel Networks Limited, (7)	0.000%	7/15/11	N/R	1,755,000
33,360	Total Communications Equipment				31,142,963

	Construction & Engineering – 0.2%

2,250	Shea Homes LP, 144A	5.875%	4/01/23	B+	2,278,125

	Construction Materials – 0.8%

6,400	Gates Global LLC, 144A	6.000%	7/15/22	B	5,792,000

2,250	Norbord Inc., 144A	6.250%	4/15/23	Ba2	2,278,125
8,650	Total Construction Materials				8,070,125

	Consumer Finance – 2.4%

8,925	First Data Corporation	12.625%	1/15/21	B–	10,308,375

6,435	First Data Corporation	11.750%	8/15/21	CCC+	7,239,375

2,500	Navient Corp.	5.000%	10/26/20	BB	2,450,000

2,700	SLM Corporation	4.875%	6/17/19	BB	2,673,000

1,900	Springleaf Finance Corporation	6.000%	6/01/20	B	1,921,280
22,460	Total Consumer Finance				24,592,030

	Containers & Packaging – 1.8%

6,600	Ardagh Packaging Finance / MP HD USA, 144A	6.250%	1/31/19	CCC+	6,715,500

4,000	BWAY Holding Company, 144A	9.125%	8/15/21	CCC	4,120,000

6,000	Cascades Inc., 144A	5.500%	7/15/22	Ba3	5,805,000

1,750	Sealed Air Corporation, 144A	5.500%	9/15/25	BB	1,763,125
18,350	Total Containers & Packaging				18,403,625

	Diversified Consumer Services – 0.2%

2,250	Ahern Rentals Inc., 144A	7.375%	5/15/23	B	2,221,875

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Diversified Financial Services – 1.0%

$5,000	Alphabet Holding Company, Inc.	7.750%	11/01/17	CCC+	$5,000,000

2,015	Argos Merger Sub Inc., 144A	7.125%	3/15/23	B–	2,110,713

3,150	Nationstar Mortgage LLC Capital Corporation	6.500%	8/01/18	B+	3,150,000
10,165	Total Diversified Financial Services				10,260,713

	Diversified Telecommunication Services – 3.2%

2,000	IntelSat Limited	7.750%	6/01/21	CCC+	1,670,000

25,500	IntelSat Limited	8.125%	6/01/23	CCC+	21,165,000

1,455	Level 3 Financing Inc., 144A	5.125%	5/01/23	BB	1,418,625

2,000	Level 3 Financing Inc.	7.000%	6/01/20	BB	2,122,500

1,750	Level 3 Financing Inc.	6.125%	1/15/21	BB	1,835,225

2,000	Level 3 Financing Inc.	5.375%	8/15/22	BB	2,020,000

2,000	SBA Communications Corporation	4.875%	7/15/22	B	1,947,500
36,705	Total Diversified Telecommunication Services				32,178,850

	Electric Utilities – 0.9%

4,250	PPL Energy Supply LLC, 144A	6.500%	6/01/25	BB–	4,250,000

5,000	RJS Power Holdings LLC, 144A	5.125%	7/15/19	BB–	4,900,000
9,250	Total Electric Utilities				9,150,000

	Electrical Equipment – 1.0%

1,325	EnerSys, 144A	5.000%	4/30/23	BB+	1,310,505

9,500	General Cable Corporation	5.750%	10/01/22	B	8,906,250
10,825	Total Electrical Equipment				10,216,755

	Electronic Equipment, Instruments & Components – 0.8%

4,000	Sanmina-SCI Corporation, 144A	4.375%	6/01/19	BB+	3,990,000

3,500	Zebra Technologies Corporation, 144A	7.250%	10/15/22	B	3,788,750
7,500	Total Electronic Equipment, Instruments & Components				7,778,750

	Energy Equipment & Services – 0.8%

2,000	Drill Rigs Holdings Inc., 144A	6.500%	10/01/17	B–	1,755,000

5,000	NGPL PipeCo LLC	7.119%	12/15/17	CCC+	5,125,000

1,750	Pacific Drilling SA, 144A	5.375%	6/01/20	B+	1,325,625
8,750	Total Energy Equipment & Services				8,205,625

	Food & Staples Retailing – 3.0%

10,486	Albertsons Holdings LLC/Saturn Acquisition Merger Sub Inc., 144A	7.750%	10/15/22	B2	11,141,375

6,000	Albertson’s, Inc.	7.450%	8/01/29	CCC+	5,760,000

9,625	Rite Aid Corporation, 144A	6.125%	4/01/23	B	9,913,750

1,600	Rite Aid Corporation	9.250%	3/15/20	B	1,734,000

1,200	Rite Aid Corporation	6.750%	6/15/21	B	1,260,000
28,911	Total Food & Staples Retailing				29,809,125

Nuveen Investments	3

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Food Products – 0.3%

$3,000	WhiteWave Foods Company	5.375%	10/01/22	BB–	$3,165,000

	Gas Utilities – 0.2%

2,000	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	2,120,000

	Health Care Equipment & Supplies – 4.1%

1,335	Hologic Incorporated, 144A, (WI/DD)	5.250%	7/15/22	BB	1,363,369

9,575	Kinetic Concepts	12.500%	11/01/19	CCC+	10,341,000

8,750	Ortho-Clinical Diagnostics Inc., 144A	6.625%	5/15/22	CCC+	7,678,125

10,500	Tenet Healthcare Corporation, 144A	5.000%	3/01/19	B3	10,500,000

8,300	Tenet Healthcare Corporation	8.125%	4/01/22	B3	9,076,050

2,030	THC Escrow Corporation II, 144A	6.750%	6/15/23	B3	2,070,600
40,490	Total Health Care Equipment & Supplies				41,029,144

	Health Care Providers & Services – 4.0%

4,000	Community Health Systems, Inc.	5.125%	8/01/21	BB	4,075,000

2,000	Envision Healthcare Corporation, 144A	5.125%	7/01/22	B	2,015,000

7,500	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	7,762,500

2,250	Mallinckrodt International Finance SA, 144A	5.500%	4/15/25	BB–	2,182,500

4,000	MPH Acquisition Holdings LLC, 144A	6.625%	4/01/22	CCC+	4,085,000

3,000	Prospect Medical Holdings Inc., 144A	8.375%	5/01/19	B1	3,191,700

3,600	Surgical Care Affiliates Inc., 144A	6.000%	4/01/23	B–	3,600,000

13,200	Truven Health Analytics Inc.	10.625%	6/01/20	CCC+	13,827,000
39,550	Total Health Care Providers & Services				40,738,700

	Health Care Technology – 0.8%

7,500	MedAssets Inc.	8.000%	11/15/18	B	7,766,550

	Hotels, Restaurants & Leisure – 4.1%

3,550	Interval Acquisition Corporation, 144A	5.625%	4/15/23	BB–	3,594,375

7,750	Landrys Holdings, 144A	10.250%	1/01/18	CCC+	8,040,625

1,200	MGM Resorts International Inc.	7.750%	3/15/22	BB	1,320,000

2,500	Norwegian Cruise Lines, 144A	5.250%	11/15/19	BB–	2,559,375

2,875	Pinnacle Entertainment Inc.	6.375%	8/01/21	BB–	3,051,094

2,000	Pinnacle Entertainment Inc.	7.750%	4/01/22	B	2,195,000

2,000	Scientific Games Corporation, 144A	7.000%	1/01/22	BB–	2,065,000

2,000	Scientific Games Corporation	8.125%	9/15/18	B–	1,890,000

15,000	Scientific Games International Inc.	6.625%	5/15/21	B–	11,625,000

2,000	Scientific Games International Inc.	10.000%	12/01/22	B	1,915,000

2,600	Station Casinos LLC	7.500%	3/01/21	CCC+	2,782,000
43,475	Total Hotels, Restaurants & Leisure				41,037,469

	Household Durables – 0.8%

2,000	KB Home	4.750%	5/15/19	B+	1,985,000

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Household Durables (continued)

$1,950	KB Home	7.000%	12/15/21	B+	$2,013,375

4,000	Tri Pointe Holdings Inc.	4.375%	6/15/19	BB–	3,920,000
7,950	Total Household Durables				7,918,375

	Household Products – 0.6%

1,300	Revlon Consumer Products	5.750%	2/15/21	B	1,274,000

3,000	Serta Simmons Holdings LLC, 144A	8.125%	10/01/20	CCC+	3,165,000

1,500	Spectrum Brands Inc., 144A	5.750%	7/15/25	BB–	1,522,500
5,800	Total Household Products				5,961,500

	Independent Power & Renewable Electricity Producers – 0.4%

2,000	Dynegy Inc., 144A	7.375%	11/01/22	B+	2,095,000

1,700	Dynegy Inc., 144A	7.625%	11/01/24	B+	1,797,750
3,700	Total Independent Power & Renewable Electricity Producers				3,892,750

	Insurance – 1.4%

2,000	Fidelity & Guaranty Life Holdings Inc., 144A	6.375%	4/01/21	BB–	2,080,000

10,100	Hockey Merger Sub 2 Inc., 144A	7.875%	10/01/21	CCC+	10,302,000

1,800	Hub Holdings LLC/Hub Holdings Finance LLC, 144A	8.125%	7/15/19	CCC+	1,791,000
13,900	Total Insurance				14,173,000

	Internet & Catalog Retail – 0.6%

6,400	Netflix Incorporated, 144A	5.500%	2/15/22	B+	6,608,000

	Internet Software & Services – 0.2%

2,500	Sabre GLBL Inc., 144A	5.375%	4/15/23	Ba3	2,462,500

	IT Services – 0.6%

4,000	CDW LLC Finance	5.500%	12/01/24	B+	3,960,000

2,900	NeuStar Inc.	4.500%	1/15/23	B+	2,559,250
6,900	Total IT Services				6,519,250

	Leisure Products – 0.2%

2,000	Carlson Travel Holdings Inc., 144A	7.500%	8/15/19	B–	2,030,000

	Machinery – 0.7%

1,750	Cleaver-Brooks Inc., 144A	8.750%	12/15/19	B	1,723,750

2,000	Terex Corporation	6.000%	5/15/21	BB	2,010,000

3,000	Xerium Technologies	8.875%	6/15/18	B	3,105,000
6,750	Total Machinery				6,838,750

	Marine – 0.9%

2,800	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	2,919,000

7,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corporation	6.000%	7/30/19	N/R	6,326,250
9,800	Total Marine				9,245,250

Nuveen Investments	5

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Media – 8.8%

$3,000	Affinion Group Inc.	7.875%	12/15/18	CCC–	$1,995,000

1,790	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB–	1,745,250

1,800	Cable One Inc., 144A	5.750%	6/15/22	BB	1,822,500

2,375	CCO Holdings LLC Finance Corporation, 144A	5.125%	5/01/23	BB–	2,309,688

4,000	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	3,632,500

8,000	Clear Channel Communications, Inc.	10.000%	1/15/18	CCC–	6,440,000

29,790	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC–	21,150,636

1,000	Clear Channel Communications, Inc.	11.250%	3/01/21	CCC+	971,250

3,500	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	3,167,500

500	Clear Channel Worldwide	7.625%	3/15/20	B	516,250

1,100	Clear Channel Worldwide	7.625%	3/15/20	B	1,146,750

1,500	Dish DBS Corporation	5.875%	7/15/22	BB–	1,470,000

1,500	Dish DBS Corporation	5.000%	3/15/23	BB–	1,387,500

2,500	Dish DBS Corporation	5.875%	11/15/24	BB–	2,401,563

2,000	Expo Event Transco Inc., 144A	9.000%	6/15/21	B–	2,070,000

9,600	McGraw-Hill Global Education Holdings	9.750%	4/01/21	BB	10,560,000

2,125	Media General Financing Sub Inc., 144A	5.875%	11/15/22	B+	2,151,563

1,000	Mediacom LLC	7.250%	2/15/22	B	1,047,500

2,875	Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B–	2,932,500

8,350	Numericable Group SA, 144A	6.000%	5/15/22	Ba3	8,229,969

4,250	Numericable Group SA, 144A	6.250%	5/15/24	Ba3	4,180,938

2,500	Regal Entertainment Group	5.750%	3/15/22	B+	2,528,000

1,800	Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	1,737,000

750	Virgin Media Finance PLC, 144A	6.000%	10/15/24	B	761,250

2,300	Virgin Media Secured Finance, 144A	5.250%	1/15/26	BB–	2,222,375
99,905	Total Media				88,577,482

	Metals & Mining – 0.7%

7,000	Signode Industrial Group, 144A	6.375%	5/01/22	CCC+	6,790,000

	Multiline Retail – 0.8%

7,375	Family Tree Escrow LLC, 144A	5.750%	3/01/23	Ba3	7,706,875

	Oil, Gas & Consumable Fuels – 5.3%

2,500	Antero Resources Corporation	5.125%	12/01/22	BB	2,362,500

1,522	Chaparral Energy Inc.	8.250%	9/01/21	B–	1,126,280

3,250	Chaparral Energy Inc.	7.625%	11/15/22	B–	2,340,000

1,200	CITGO Petroleum Corporation, 144A	6.250%	8/15/22	BB	1,179,000

4,700	Clayton Williams Energy Inc.	7.750%	4/01/19	B–	4,465,000

2,500	Energy Transfer Equity LP	5.875%	1/15/24	BB+	2,592,500

3,875	EnQuest PLC, 144A	7.000%	4/15/22	B	3,061,250

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$5,500	Halcon Resources Corporation. `	9.250%	2/15/22	CCC	$3,561,250

10,000	Legacy Reserves LP Finance Corporation	6.625%	12/01/21	B	8,100,000

3,000	Linn Energy LLC Finance Corporation	6.250%	11/01/19	B1	2,347,500

3,500	Memorial Resource Development Corp.	5.875%	7/01/22	B–	3,379,950

1,000	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	997,500

1,300	Northern Blizzard Resources Inc., 144A	7.250%	2/01/22	B	1,241,500

2,000	Oasis Petroleum Inc.	6.500%	11/01/21	B+	1,990,000

2,750	Penn Virginia Corporation	8.500%	5/01/20	CCC+	2,468,123

2,000	PetroBakken Energy Limited, 144A	8.625%	2/01/20	Ca	1,285,000

2,000	Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B1	1,955,000

1,000	Samson Investment Company	9.750%	2/15/20	Ca	57,500

8,000	Sanchez Energy Corporation	6.125%	1/15/23	B–	7,160,000

5,000	Sandridge Energy Inc.	7.500%	2/15/23	Caa2	2,113,500
66,597	Total Oil, Gas & Consumable Fuels				53,783,353

	Pharmaceuticals – 4.0%

1,600	Endo Finance LLC / Endo Finco Inc., 144A, (WI/DD)	6.000%	7/15/23	B1	1,636,000

850	Endo Finance LLC / Endo Finco Inc., 144A	6.000%	2/01/25	B1	863,813

3,500	Endo Finance LLC	5.375%	1/31/23	B1	3,456,250

5,000	Jaguar Holding Company I, 144A	9.375%	10/15/17	CCC+	5,106,000

7,000	JLL Delta Dutch Newco BV, 144A	7.500%	2/01/22	CCC+	7,297,500

4,750	JLL/Delta Dutch Pledgeco BV, 144A	8.750%	5/01/20	CCC+	4,821,250

5,700	Par Pharmaceutical Companies Inc.	7.375%	10/15/20	CCC+	6,084,748

4,700	Valeant Pharmaceuticals International, 144A	5.500%	3/01/23	B1	4,747,000

2,900	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	3,121,125

1,370	VRX Escrow Corp., 144A	5.875%	5/15/23	B1	1,404,250

1,370	VRX Escrow Corp., 144A	6.125%	4/15/25	B1	1,409,388
38,740	Total Pharmaceuticals				39,947,324

	Professional Services – 0.7%

2,250	IHS Inc., 144A	5.000%	11/01/22	BBB	2,235,938

4,750	Nielsen Finance LLC Co	5.000%	4/15/22	BB+	4,655,000
7,000	Total Professional Services				6,890,938

	Real Estate Investment Trust – 1.9%

5,600	Communications Sales & Leasing Inc., 144A	6.000%	4/15/23	BBB–	5,476,856

4,950	Communications Sales & Leasing Inc., 144A	8.250%	10/15/23	BB	4,863,375

1,250	iStar Financial Inc.	4.875%	7/01/18	B+	1,229,688

7,500	iStar Financial Inc.	5.000%	7/01/19	B+	7,396,875
19,300	Total Real Estate Investment Trust				18,966,794

Nuveen Investments	7

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Semiconductors & Semiconductor Equipment – 2.8%

$3,000	Advanced Micro Devices, Inc.	6.750%	3/01/19	B–	$2,722,500

5,300	Advanced Micro Devices, Inc.	7.750%	8/01/20	B–	4,611,000

4,350	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	3,838,875

9,225	Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	7,795,125

8,250	Freescale Semiconductor Inc., 144A	6.000%	1/15/22	BB–	8,745,000
30,125	Total Semiconductors & Semiconductor Equipment				27,712,500

	Software – 4.8%

7,800	Audatex North America Inc., 144A	6.125%	11/01/23	BB–	8,014,500

3,750	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC	3,726,563

12,760	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	10,335,600

10,050	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	7,135,500

2,600	First Data Corporation	10.625%	6/15/21	Caa1	2,879,500

13,050	Infor Software Parent LLC and Infor Software Parent Inc., 144A	7.125%	5/01/21	CCC+	13,082,625

1,700	SS&C Technologies Holdings, Inc., 144A, (WI/DD)	5.875%	7/15/23	B+	1,717,000

1,500	Sungard Data Systems Inc.	6.625%	11/01/19	B–	1,548,750
53,210	Total Software				48,440,038

	Specialty Retail – 1.7%

1,605	Chino Intermediate Holdings A Inc., 144A	7.750%	5/01/19	CCC	1,292,025

3,000	Claires Stores, Inc., 144A	9.000%	3/15/19	B3	2,535,000

1,000	Claires Stores, Inc.	10.500%	6/01/17	CC	610,000

9,350	Jo-Ann Stores Holdings Inc., 144A	9.750%	10/15/19	CCC+	8,368,250

4,330	Outerwall Inc.	5.875%	6/15/21	BB–	4,048,550
19,285	Total Specialty Retail				16,853,825

	Textiles, Apparel & Luxury Goods – 0.4%

3,000	Gymboree Corporation, Term Loan	9.125%	12/01/18	CCC–	1,140,000

333	Perry Ellis International	7.875%	4/01/19	B	345,488

2,400	Springs Industries Inc-SIWF Merger Sub	6.250%	6/01/21	B	2,346,000
5,733	Total Textiles, Apparel & Luxury Goods				3,831,488

	Trading Companies & Distributors – 0.9%

2,000	Rexel SA, 144A	5.250%	6/15/20	BB	2,080,000

4,250	United Rentals North America Inc.	5.750%	11/15/24	BB–	4,186,250

2,500	United Rentals North America Inc.	5.500%	7/15/25	BB–	2,415,623
8,750	Total Trading Companies & Distributors				8,681,873

	Transportation Infrastructure – 0.9%

8,950	CEVA Group PLC, 144A	7.000%	3/01/21	B2	8,636,750

	Wireless Telecommunication Services – 3.4%

920	Altice Financing SA, 144A	6.625%	2/15/23	BB–	913,376

4,000	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	4,160,000

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Wireless Telecommunication Services (continued)

$12,550	Sprint Corporation	7.875%	9/15/23	B+	$12,240,014

3,600	Sprint Corporation	7.125%	6/15/24	B+	3,339,360

1,700	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,742,500

2,900	T-Mobile USA Inc.	6.731%	4/28/22	BB	3,023,250

3,500	T-Mobile USA Inc.	6.625%	4/01/23	BB	3,635,625

900	T-Mobile USA Inc.	6.836%	4/28/23	BB	946,125

1,800	T-Mobile USA Inc.	6.375%	3/01/25	BB	1,840,500

2,200	UPCB Finance Limited, 144A	5.375%	1/15/25	BB	2,099,900
34,070	Total Wireless Telecommunication Services				33,940,650
$849,441	Total Corporate Bonds (cost $846,692,067)				806,018,114

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 11.2% (5)

	Commercial Services & Supplies – 0.5%

$839	Education Management LLC, Tranche A, Term Loan	5.500%	7/02/20	N/R	$627,420

1,416	Education Management LLC, Tranche B, Term Loan	2.074%	7/02/20	N/R	913,012

3,673	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	3,397,105
5,928	Total Commercial Services & Supplies				4,937,537

	Communications Equipment – 0.7%

6,287	Avaya, Inc., Term Loan B3	4.687%	10/26/17	B1	6,263,396

1,083	Commscope, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB	1,083,841
7,370	Total Communications Equipment				7,347,237

	Diversified Consumer Services – 1.3%

8,774	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	8,806,704

2,832	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	2,848,870

1,035	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	970,586
12,641	Total Diversified Consumer Services				12,626,160

	Energy Equipment & Services – 0.2%

2,120	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B	1,733,878

	Food & Staples Retailing – 0.5%

4,888	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB–	4,918,577

	Food Products – 0.1%

1,211	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B3	1,176,427

	Health Care Equipment & Supplies – 0.7%

1,945	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	1,938,478

4,800	Sterigenics International, Inc., Term Loan B	4.250%	5/06/22	B1	4,812,000
6,745	Total Health Care Equipment & Supplies				6,750,478

Nuveen Investments	9

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Health Care Providers & Services – 0.4%

$4,500	DJO Finance LLC, Term Loan B, First Lien	4.250%	6/30/20	Ba3	$4,513,500

	Hotels, Restaurants & Leisure – 1.2%

7,110	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	7,114,192

4,750	Life Time Fitness, Inc., Term Loan B	4.250%	6/10/22	BB–	4,721,054
11,860	Total Hotels, Restaurants & Leisure				11,835,246

	Internet & Catalog Retail – 0.3%

2,985	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B	2,998,680

	Internet Software & Services – 0.9%

9,476	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	9,480,694

	IT Services – 0.0%

95	VFH Parent LLC, New Term Loan	5.250%	11/08/19	N/R	95,357

	Leisure Products – 0.2%

1,925	Academy, Ltd., Term Loan B, (WI/DD)	TBD	TBD	B	1,926,806

	Machinery – 0.3%

3,270	Xerium Technologies, Inc., Initial Term Loan	5.750%	5/17/19	BB–	3,292,464

	Media – 1.4%

1,000	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	1,008,393

5,170	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	B3	4,695,376

1,980	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B+	1,786,950

1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	CCC+	752,500

5,612	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	5,341,692
14,762	Total Media				13,584,911

	Oil, Gas & Consumable Fuels – 0.7%

832	Energy and Exploration Partners, Term Loan	7.750%	1/22/19	N/R	703,851

1,750	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	1,342,184

2,150	Harvey Gulf International Marine, Inc., Term Loan B, DD1	5.500%	6/18/20	B	1,743,518

4,006	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	BB–	3,043,384
8,738	Total Oil, Gas & Consumable Fuels				6,832,937

	Pharmaceuticals – 0.0%

16	Graceway Pharmaceuticals LLC, Term Loan, (7)	0.000%	5/03/12	N/R	16,538

	Real Estate Investment Trust – 0.6%

4,875	Communications Sales & Leasing, Inc., Term Loan B, First Lien, DD1	5.000%	10/24/22	BB	4,784,608

1,716	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	1,625,468
6,591	Total Real Estate Investment Trust				6,410,076

	Real Estate Management & Development – 0.1%

1,102	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	1,122,620

10	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Software – 0.7%

$7,489	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	$7,068,713

	Specialty Retail – 0.2%

1,700	Staples, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB	1,700,117

	Transportation Infrastructure – 0.2%

122	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	114,639

709	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	664,908

681	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.325%	3/19/21	B2	638,497

979	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	917,115
2,491	Total Transportation Infrastructure				2,335,159
$117,903	Total Variable Rate Senior Loan Interests (cost $118,956,954)				112,704,112
	Total Long-Term Investments (cost $979,748,806)				929,786,853

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 6.9%

	REPURCHASE AGREEMENTS – 6.9%

$69,711	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/15, repurchase price $69,711,182, collateralized by $71,825,000 U.S. Treasury Notes, 1.375%, due 4/30/20, value $71,106,750	0.000%	7/01/15		$69,711,182
	Total Short-Term Investments (cost $69,711,182)				69,711,182
	Total Investments (cost $1,049,459,988) – 99.3%				999,498,035
	Other Assets Less Liabilities – 0.7% (8)				7,310,761
	Net Assets – 100%				$1,006,808,796

Investments in Derivatives as of June 30, 2015

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (9)	Current Credit Spread (10)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan	Advanced Micro Devices, Inc.	Buy	7.75%	$5,000,000	5.000%	9/20/20	$505,951	$(108,292)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	11

Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$100,505	$5,017,977	$—	*	$5,118,482
$25 Par (or similar) Retail Preferred	335,520	—	—		335,520
Convertible Bonds	—	5,610,625	—		5,610,625
Corporate Bonds	—	806,018,114	—		806,018,114
Variable Rate Senior Loan Interests	—	112,704,112	—		112,704,112
Short-Term Investments:
Repurchase Agreements	—	69,711,182	—		69,711,182
Investments in Derivatives:
Credit Default Swaps**	—	(102,042)	—		(102,042)
Total	$436,025	$998,959,968	$—	*	$999,395,993
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2015, the cost of investments (excluding investments in derivatives) was $1,052,334,720.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2015, were as follows:

Gross unrealized:
Appreciation	$13,068,579
Depreciation	(65,905,264)
Net unrealized appreciation (depreciation) of investments	$(52,836,685)

12	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(6)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(9)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(10)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(11)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

DD1	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

Nuveen Investments	13

Nuveen Symphony Floating Rate Income Fund

Portfolio of Investments	June 30, 2015 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 94.2%

	COMMON STOCKS – 0.2%

	Diversified Consumer Services – 0.2%

90,494	Cengage Learning Holdings II LP, (2), (6)				$2,511,209

3,472,418	Education Management Corporation, (2)				34,724
	Total Common Stocks (cost $2,953,784)				2,545,933

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0%

	Diversified Consumer Services – 0.0%

3,863	Education Management Corporation	7.500%		N/R	$115,890
	Total $25 Par (or similar) Retail Preferred (cost $9,363)				115,890

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 11.7%

	Commercial Services & Supplies – 0.2%

$2,000	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$2,020,000

	Communications Equipment – 0.1%

1,500	Avaya Inc., 144A	10.500%	3/01/21	CCC+	1,237,500

	Consumer Finance – 0.2%

1,750	First Data Corporation	12.625%	1/15/21	B–	2,021,250

	Containers & Packaging – 0.2%

2,147	Reynolds Group	9.875%	8/15/19	CCC+	2,254,350

	Diversified Telecommunication Services – 1.0%

500	IntelSat Limited	6.750%	6/01/18	CCC+	473,125

5,850	IntelSat Limited	7.750%	6/01/21	CCC+	4,884,750

6,700	IntelSat Limited	8.125%	6/01/23	CCC+	5,561,000
13,050	Total Diversified Telecommunication Services				10,918,875

	Health Care Equipment & Supplies – 2.6%

4,325	Kinetic Concepts	10.500%	11/01/18	B–	4,617,024

14,500	Kinetic Concepts	12.500%	11/01/19	CCC+	15,659,997

6,500	Tenet Healthcare Corporation	6.000%	10/01/20	Ba2	6,930,625

2,000	Tenet Healthcare Corporation	8.125%	4/01/22	B3	2,187,000
27,325	Total Health Care Equipment & Supplies				29,394,646

	Health Care Providers & Services – 1.3%

1,500	Community Health Systems, Inc.	5.125%	8/01/21	BB	1,528,125

2,400	Community Health Systems, Inc.	6.875%	2/01/22	B+	2,532,000

14	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Health Care Providers & Services (continued)

$4,500	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	$4,657,500

2,000	Omnicare, Inc.	5.000%	12/01/24	BBB–	2,150,000

3,619	Truven Health Analytics Inc.	10.625%	6/01/20	CCC+	3,790,903
14,019	Total Health Care Providers & Services				14,658,528

	Hotels, Restaurants & Leisure – 0.5%

3,000	MGM Resorts International Inc.	7.750%	3/15/22	BB	3,300,000

2,900	Scientific Games International Inc.	10.000%	12/01/22	B	2,776,750
5,900	Total Hotels, Restaurants & Leisure				6,076,750

	Household Products – 0.1%

1,250	Spectrum Brands Inc.	6.625%	11/15/22	BB–	1,331,250

	Machinery – 0.1%

1,530	Xerium Technologies	8.875%	6/15/18	B	1,583,550

	Media – 3.0%

1,000	CCO Holdings LLC Finance Corporation	5.750%	9/01/23	BB–	1,001,875

3,000	Cequel Communications Holding I LLC Capital	6.375%	9/15/20	B–	2,979,750

2,000	Clear Channel Communications, Inc.	10.000%	1/15/18	CCC–	1,610,000

7,091	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	6,757,723

17,397	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC–	12,352,157

2,250	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	2,036,250

6,500	Dish DBS Corporation	5.875%	11/15/24	BB–	6,244,063

500	Expo Event Transco Inc., 144A	9.000%	6/15/21	B–	517,500
39,738	Total Media				33,499,318

	Oil, Gas & Consumable Fuels – 0.1%

2,000	Chaparral Energy Inc.	7.625%	11/15/22	B–	1,440,000

	Pharmaceuticals – 0.3%

1,750	Endo Finance LLC, 144A	7.250%	1/15/22	B1	1,859,375

1,000	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	1,076,250
2,750	Total Pharmaceuticals				2,935,625

	Real Estate Investment Trust – 0.1%

1,500	iStar Financial Inc.	4.000%	11/01/17	B+	1,473,750

	Semiconductors & Semiconductor Equipment – 0.3%

1,216	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	1,073,120

2,000	Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	1,690,000
3,216	Total Semiconductors & Semiconductor Equipment				2,763,120

	Software – 0.7%

1,250	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,012,500

1,000	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	710,000

Nuveen Investments	15

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Software (continued)

$5,500	Emdeon Inc.	11.000%	12/31/19	CCC+	$5,967,500
7,750	Total Software				7,690,000

	Trading Companies & Distributors – 0.3%

2,500	HD Supply Inc.	11.500%	7/15/20	CCC+	2,887,500

	Wireless Telecommunication Services – 0.6%

3,000	Sprint Corporation	7.875%	9/15/23	B+	2,925,900

1,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,793,750

275	T-Mobile USA Inc.	6.731%	4/28/22	BB	286,688

1,250	T-Mobile USA Inc.	6.625%	4/01/23	BB	1,298,438

275	T-Mobile USA Inc.	6.836%	4/28/23	BB	289,094
6,550	Total Wireless Telecommunication Services				6,593,870
$136,475	Total Corporate Bonds (cost $139,998,912)				130,779,882

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 82.3% (4)

	Aerospace & Defense – 0.9%

$2,836	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$2,857,906

3,352	Sequa Corporation, Term Loan B	5.250%	6/19/17	B3	2,942,930

4,455	Transdigm, Inc., Tranche D, Term Loan	3.750%	6/04/21	Ba3	4,426,114
10,643	Total Aerospace & Defense				10,226,950

	Airlines – 2.5%

9,847	American Airlines, Inc., Term Loan B, First Lien	3.500%	6/27/20	BB	9,773,493

3,000	American Airlines, Inc., Term Loan B, First Lien	3.750%	10/08/21	BB+	2,998,125

2,101	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB–	2,098,356

3,261	Delta Air Lines, Inc., Term Loan B2	2.435%	4/18/16	BBB–	3,260,743

4,936	Delta Air Lines, Inc., Term Loan B	3.250%	4/20/17	BBB–	4,934,499

4,655	US Airways, Inc., Term Loan B1	3.500%	5/23/19	BB+	4,650,843
27,800	Total Airlines				27,716,059

	Auto Components – 0.3%

2,898	American Tire Distributors, Inc., Term Loan, First Lien	5.250%	9/01/21	B2	2,928,405

	Automobiles – 1.9%

13,438	Chrysler Group LLC, Tranche B, Term Loan, DD1	3.250%	12/31/18	BB+	13,426,305

5,568	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	5,541,210

2,500	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	2,503,908
21,506	Total Automobiles				21,471,423

	Building Products – 1.0%

5,608	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	5,531,019

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Building Products (continued)

$2,363	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	B+	$2,367,304

3,537	Quikrete Holdings, Inc., Term Loan, Second Lien	7.000%	3/26/21	B–	3,563,368
11,508	Total Building Products				11,461,691

	Capital Markets – 0.1%

1,719	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	1,727,972

	Chemicals – 1.5%

1,707	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	1,703,138

371	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	371,130

3,589	Mineral Technologies, Inc., Term Loan B2, (WI/DD)	TBD	TBD	BB	3,599,803

4,000	Trinseo Materials Operating S.C.A., Term Loan B	4.250%	11/05/21	BB–	4,010,716

7,313	Univar, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB–	7,306,322
16,980	Total Chemicals				16,991,109

	Commercial Services & Supplies – 2.1%

2,843	Acosta, Inc., Term Loan B	4.250%	9/26/21	B1	2,839,895

4,363	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B–	4,103,100

290	Education Management LLC, Tranche A, Term Loan	5.500%	7/02/20	N/R	216,779

489	Education Management LLC, Tranche B, Term Loan	2.004%	7/02/20	N/R	315,662

4,591	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	4,246,382

417	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	386,458

10,133	Millennium Laboratories, Inc., Tranche B, Term Loan	5.250%	4/16/21	B	4,248,769

2,000	Protection One, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	B1	2,007,500

4,988	Waste Industries USA, Inc., Initial Term Loan B, First Lien	4.250%	2/27/20	BB–	5,010,881
30,114	Total Commercial Services & Supplies				23,375,426

	Communications Equipment – 1.4%

2,984	Avaya, Inc., Term Loan B3	4.687%	10/26/17	B1	2,972,949

7,480	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B1	7,452,524

2,167	Commscope, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB	2,167,683

2,993	Riverbed Technology, Inc., Term Loan B, First Lien	6.000%	4/24/22	B1	3,024,529
15,624	Total Communications Equipment				15,617,685

	Construction & Engineering – 0.2%

2,081	Aecom Technology Corporation, Term Loan B	3.750%	10/17/21	BB+	2,088,560

	Construction Materials – 0.2%

2,750	Headwaters Incorporated, Term Loan B, First Lien	4.500%	3/24/22	BB–	2,762,031

	Consumer Finance – 2.0%

5,000	First Data Corporation, Term Loan B, (WI/DD)	TBD	TBD	BB–	4,985,155

13,133	First Data Corporation, Second New Dollar, Term Loan	3.687%	3/24/17	BB–	13,116,537

5,000	First Data Corporation, Term Loan	3.687%	3/23/18	BB–	4,990,235
23,133	Total Consumer Finance				23,091,927

Nuveen Investments	17

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Containers & Packaging – 0.7%

$7,498	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	$7,546,516

	Diversified Consumer Services – 5.0%

15,181	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	15,238,120

1,707	Harland Clarke Holdings Corporation, Extended Term Loan	5.532%	6/30/17	B+	1,711,146

5,780	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	5,815,342

1,925	Harland Clarke Holdings Corporation, Term Loan B4	6.000%	8/04/19	B+	1,933,021

14,830	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BBB–	14,846,096

1,548	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	1,451,539

7,482	New Albertson’s, Inc., Term Loan	4.750%	6/24/21	Ba3	7,501,563

8,266	ServiceMaster Company, Term Loan	4.250%	7/01/21	B+	8,289,232
56,719	Total Diversified Consumer Services				56,786,059

	Diversified Financial Services – 0.4%

297	Acrisure LLC, Delayed Draw, Term Loan	5.250%	5/19/22	B	297,623

2,790	Altisource Solutions S.A R.L., Term Loan B	4.500%	12/09/20	B+	2,490,276

2,000	MJ Acquisition Corp., Term Loan, First Lien	4.000%	6/01/22	BB–	1,999,976
5,087	Total Diversified Financial Services				4,787,875

	Diversified Telecommunication Services – 2.0%

2,436	Cincinnati Bell, Inc., Tranche B, Term Loan	4.000%	9/10/20	BB–	2,436,908

1,970	Greeneden U.S. Holdings II LLC, Series 2, Term Loan	4.500%	11/13/20	B	1,976,960

1,472	Level 3 Financing, Inc., Term Loan B2	3.500%	5/06/22	BB	1,463,506

985	SBA Communication, Incremental Term Loan, Tranche B1	3.250%	3/24/21	BB	977,787

1,733	TelX Group, Inc., Initial Term Loan, First Lien	4.500%	4/09/20	B1	1,733,583

1,000	TelX Group, Inc., Initial Term Loan, Second Lien	7.500%	4/09/21	CCC	1,011,667

3,555	WideOpenWest Finance LLC, Term Loan B	4.500%	4/01/19	Ba3	3,557,005

3,328	Ziggo N.V., Term Loan B1	3.500%	1/15/22	BB–	3,295,014

2,145	Ziggo N.V., Term Loan B2	3.500%	1/15/22	BB–	2,123,369

3,527	Ziggo N.V., Term Loan B3, Delayed Draw	3.500%	1/15/22	BB–	3,492,184
22,151	Total Diversified Telecommunication Services				22,067,983

	Electric Utilities – 0.6%

1,950	EFS Cogen Holdings LLC, Term Loan B	3.750%	12/17/20	BB+	1,956,518

5,250	Energy Future Intermediate Holding Company, Term Loan	4.250%	6/19/16	BB	5,263,125
7,200	Total Electric Utilities				7,219,643

	Electronic Equipment, Instruments & Components – 0.3%

3,111	TTM Technologies, Term Loan B	6.000%	5/31/21	B+	3,099,444

	Energy Equipment & Services – 0.5%

4,856	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B	3,971,862

656	Dynamic Energy Services International LLC, Term Loan	9.500%	3/06/18	B+	613,039

1,594	Vantage Drilling Company, Term Loan B	5.750%	3/28/19	B3	985,040
7,106	Total Energy Equipment & Services				5,569,941

18	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Food & Staples Retailing – 4.9%

$2,475	Albertson’s LLC, Term Loan B2	5.375%	3/21/19	BB–	$2,488,231

988	Albertson’s LLC, Term Loan B3	5.000%	8/25/19	BB–	992,026

34,545	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB–	34,763,115

1,723	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	1,726,118

1,500	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	1,514,688

1,975	Del Monte Foods Company, Term Loan, First Lien	4.250%	2/18/21	B	1,888,594

3,750	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	B+	3,790,624

1,500	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B+	1,504,220

6,341	Supervalu, Inc., New Term Loan	4.500%	3/21/19	BB–	6,362,832
54,797	Total Food & Staples Retailing				55,030,448

	Food Products – 4.3%

6,044	H.J Heinz Company, Term Loan B2	3.250%	6/05/20	BB+	6,052,373

2,475	Hearthside Group Holdings, Term Loan, First Lien	4.500%	6/02/21	B1	2,478,774

7,000	Jacobs Douwe Egberts, Term Loan B	4.250%	7/23/21	BB	7,035,000

481	Pinnacle Foods Finance LLC, Term Loan H	3.000%	4/29/20	BB+	479,871

30,312	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	30,406,522

1,700	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B3	1,651,125
48,012	Total Food Products				48,103,665

	Health Care Equipment & Supplies – 3.3%

3,200	Alere, Inc., Term Loan B, (WI/DD)	TBD	TBD	Ba3	3,207,779

3,714	Ardent Medical Services, Inc., Term Loan, Second Lien	11.000%	1/02/19	CCC+	3,756,071

10,000	ConvaTec Healthcare, Term Loan B, (WI/DD)	TBD	TBD	Ba2	10,016,670

7,619	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB–	7,658,019

4,357	Kinetic Concepts, Inc., Incremental Term Loan E2	4.000%	11/04/16	BB–	4,366,352

3,000	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	3,004,425

1,945	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	1,938,478

3,000	Sterigenics International, Inc., Term Loan B	4.250%	5/06/22	B1	3,007,500
36,835	Total Health Care Equipment & Supplies				36,955,294

	Health Care Providers & Services – 4.7%

1,990	Acadia Healthcare, Inc., Term Loan B, First Lien	4.250%	2/11/22	Ba2	2,003,267

5,544	Amsurg Corporation, Term Loan	3.750%	7/16/21	Ba2	5,562,190

1,304	Community Health Systems, Inc., Term Loan G	3.750%	12/13/19	BB	1,305,559

2,609	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB	2,615,513

2,059	DJO Finance LLC, Term Loan B, First Lien	4.250%	6/30/20	Ba3	2,065,591

8,765	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	8,867,707

1,250	Genesis Healthcare LLC, Term Loan	10.000%	12/04/17	B–	1,279,688

5,062	Healogics, Inc., Term Loan, First Lien	5.250%	7/01/21	B	5,052,199

3,000	Healogics, Inc., Term Loan, Second Lien	9.000%	7/01/22	CCC+	2,902,500

Nuveen Investments	19

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Health Care Providers & Services (continued)

$2,000	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC+	$2,020,000

5,906	IASIS Healthcare LLC, Term Loan B2, First Lien	4.500%	5/03/18	Ba3	5,921,938

998	Surgical Care Affiliates LLC, Term Loan B, First Lien	4.250%	3/17/22	B+	1,001,241

2,716	Truven Health Analytics, Inc., Term Loan B	4.500%	6/06/19	B1	2,713,213

7,054	U.S. Renal Care, Inc., Term Loan, First Lien	4.250%	7/03/19	Ba3	7,056,202

2,961	U.S. Renal Care, Inc.. Incremental Term Loan, Tranche B1, Second Lien	8.500%	1/03/20	CCC+	2,997,685
53,218	Total Health Care Providers & Services				53,364,493

	Health Care Technology – 0.4%

4,648	Catalent Pharma Solutions, Inc., Term Loan	4.250%	5/20/21	BB	4,662,569

	Hotels, Restaurants & Leisure – 3.3%

2,657	Arby’s Restaurant Group, Inc., Term Loan B	4.750%	11/15/20	B	2,671,350

3,034	Boyd Gaming Corporation, Term Loan B	4.000%	8/14/20	BB–	3,045,934

4,208	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	4,210,361

683	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	BB–	685,287

5,683	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB–	5,693,560

2,394	Extended Stay America, Inc., Term Loan	5.000%	6/24/19	BB+	2,431,632

2,217	Intrawest Resorts Holdings, Inc., Term Loan B, First Lien	4.750%	12/09/20	CCC	2,235,505

2,500	Life Time Fitness, Inc., Term Loan B	4.250%	6/10/22	BB–	2,484,765

2,445	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	2,432,107

7,965	Scientific Games Corporation, Term Loan B2, DD1	6.000%	10/01/21	BB–	7,969,058

2,992	Scientific Games Corporation, Term Loan, (WI/DD)	TBD	TBD	BB–	2,995,586
36,778	Total Hotels, Restaurants & Leisure				36,855,145

	Household Products – 1.1%

5,000	Energizer Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	BBB–	5,021,815

2,902	Revlon Consumer Products Corporation, Term Loan	4.000%	10/08/19	Ba2	2,906,850

4,000	Spectrum Brands, Inc., Term Loan, (WI/DD)	TBD	TBD	Ba2	4,014,168
11,902	Total Household Products				11,942,833

	Independent Power & Renewable Electricity Producers – 0.1%

978	Calpine Corporation, Delayed Term Loan	4.000%	10/31/20	BB	978,052

	Industrial Conglomerates – 0.2%

1,833	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	1,797,053

	Insurance – 0.8%

2,703	Acrisure LLC, Term Loan	5.250%	5/13/22	B	2,711,677

731	Alliant Holdings I LLC, Incremental Term Loan	5.000%	12/23/19	B+	732,302

5,664	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	B1	5,631,532

492	USI Holdings Corporation, Initial Term Loan	4.250%	12/27/19	B1	493,405
9,590	Total Insurance				9,568,916

20	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Internet & Catalog Retail – 0.5%

$5,460	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B	$5,485,017

	Internet Software & Services – 1.5%

1,965	Sabre Inc., Term Loan B2	4.000%	2/19/19	Ba3	1,966,228

63	Sabre Inc., Term Loan C	3.500%	2/19/18	Ba3	62,836

5,209	Sabre Inc., Term Loan	4.000%	2/19/19	Ba3	5,208,679

9,194	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	9,197,937
16,431	Total Internet Software & Services				16,435,680

	IT Services – 0.3%

2,746	EIG Investors Corp., Term Loan	5.000%	11/09/19	B	2,741,514

81	VFH Parent LLC, New Term Loan	5.250%	11/08/19	N/R	80,837

801	Zayo Group LLC, Term Loan B	3.750%	5/06/21	Ba2	796,446
3,628	Total IT Services				3,618,797

	Leisure Products – 1.1%

3,012	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	2,875,366

4,500	Academy, Ltd., Term Loan B, (WI/DD)	TBD	TBD	B	4,504,221

1,077	Equinox Holdings, Inc., New Initial Term Loan, First Lien	5.000%	1/31/20	B1	1,084,598

2,000	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B–	2,007,500

1,531	Planet Fitness Holdings LLC, Term Loan	4.750%	3/31/21	B+	1,532,309
12,120	Total Leisure Products				12,003,994

	Machinery – 1.2%

417	Doosan Infracore International, Inc., Term Loan	4.500%	5/27/21	BB–	421,187

4,659	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	4,653,626

3,990	SIG Combibloc, Term Loan, First Lien	4.250%	3/11/22	B+	3,990,355

1,642	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	5.500%	11/27/20	B1	1,592,351

3,026	Xerium Technologies, Inc., Initial Term Loan	5.750%	5/17/19	BB–	3,047,013
13,734	Total Machinery				13,704,532

	Media – 8.4%

1,985	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/25/21	B1	1,978,442

1,450	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	1,462,170

781	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	B3	709,005

2,475	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B+	2,233,688

1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	CCC+	752,500

5,000	Cequel Communications LLC, Term Loan, (WI/DD)	TBD	TBD	BB	4,985,915

23,749	Clear Channel Communications, Inc., Tranche D, Term Loan	6.937%	1/30/19	CCC+	21,987,764

1,350	Clear Channel Communications, Inc. Term Loan E	7.687%	7/30/19	CCC+	1,268,156

19,268	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	18,340,287

1,648	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB–	1,647,978

2,798	EMI Music Publishing LLC, Term Loan B	3.750%	6/29/18	BB–	2,799,195

Nuveen Investments	21

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Media (continued)

$890	Gray Television, Inc., Initial Term Loan	3.750%	6/13/21	BB	$891,505

1,980	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	1,980,743

4,703	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	4,722,095

2,125	Lions Gate Entertainment Corporation, Term Loan B, Second Lien	5.000%	3/13/22	BB–	2,138,281

3,140	McGraw-Hill Education Holdings LLC, Term Loan B	4.750%	3/22/19	B+	3,159,410

1,478	McGraw-Hill Education Holdings LLC, Term Loan B	6.250%	12/18/19	BB–	1,486,427

3,499	Media General, Inc., Term Loan B	4.000%	7/31/20	BB+	3,501,969

3,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan, Second Lien	5.125%	6/26/20	BB	3,042,189

3,734	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	Ba3	3,748,741

3,231	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	Ba3	3,243,172

3,859	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B1	3,874,871

4,133	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	B+	4,081,180
97,276	Total Media				94,035,683

	Multiline Retail – 1.2%

2,993	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	BB–	2,998,733

3,240	Dollar Tree, Inc., Term Loan B1	3.500%	3/09/22	BB+	3,245,401

1,950	Dollar Tree, Inc., Term Loan B2	4.250%	3/09/22	BB+	1,954,267

1,300	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	1,305,223

3,474	J.C. Penney Corporation, Inc., Term Loan	5.000%	6/20/19	B	3,473,316
12,957	Total Multiline Retail				12,976,940

	Oil, Gas & Consumable Fuels – 2.0%

562	Western Refining, Inc., Term Loan B	4.250%	11/12/20	BB–	561,259

4,289	C&J Holding Co., Term Loan B2	7.250%	3/24/22	BB	4,019,383

2,765	Citgo Petroleum Corporation, Term Loan B	4.500%	7/29/21	B+	2,768,853

694	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B2	687,845

5,479	Energy and Exploration Partners, Term Loan	7.750%	1/22/19	N/R	4,632,319

1,963	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	1,506,413

4,631	Harvey Gulf International Marine, Inc., Term Loan B, DD1	5.500%	6/18/20	B	3,755,295

3,076	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	BB–	2,336,338

908	Southcross Holdings Borrower L.P., Holdco Term Loan	6.000%	8/04/21	B2	882,643

1,000	W&T Offshore Inc., Term Loan, Second Lien	9.000%	5/30/20	B+	1,005,000
25,367	Total Oil, Gas & Consumable Fuels				22,155,348

	Pharmaceuticals – 5.0%

15,000	Endo Health Solutions, Inc., Asset Sale Bridge Loan, (WI/DD)	TBD	TBD	Ba1	15,000,000

6,750	Endo Health Solutions, Inc., Term Loan B, (WI/DD)	TBD	TBD	Ba1	6,775,313

195	Generic Drug Holdings, Inc., Term Loan B	5.000%	8/17/20	B	194,597

2,000	Horizon Pharma, Inc., Term Loan B	4.500%	5/07/21	Ba2	2,009,376

22	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Pharmaceuticals (continued)

$1,030	Par Pharmaceutical Companies, Inc., Term Loan B2	4.000%	9/30/19	B1	$1,029,920

178	Par Pharmaceutical Companies, Inc., Term Loan B3	4.250%	9/30/19	B1	178,415

1,485	Patheon, Inc., Term Loan B	4.250%	3/11/21	B1	1,478,105

3,213	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.000%	12/01/18	Ba2	3,218,054

4,716	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	B+	4,731,035

2,407	Prestige Brands, Inc., Term Loan B3	3.500%	9/03/21	BB	2,407,407

5,209	Valeant Pharmaceuticals International, Inc., Term Loan E	3.500%	8/05/20	BB+	5,197,946

14,115	Valeant Pharmaceuticals International, Inc., Term Loan F	4.000%	4/01/22	Ba1	14,124,251
56,298	Total Pharmaceuticals				56,344,419

	Professional Services – 0.4%

1,919	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	1,905,188

2,424	On Assignment, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB	2,430,807
4,343	Total Professional Services				4,335,995

	Real Estate Investment Trust – 2.1%

15,298	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/24/22	BB	15,016,307

2,514	iStar Financial, Inc., Term Loan, Tranche A2, First Lien	7.000%	3/19/17	Ba3	2,580,151

1,466	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	1,465,502

1,153	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB	1,149,492

3,875	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	3,670,020
24,306	Total Real Estate Investment Trust				23,881,472

	Real Estate Management & Development – 0.8%

4,654	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	4,738,929

4,746	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	4,769,630
9,400	Total Real Estate Management & Development				9,508,559

	Semiconductors & Semiconductor Equipment – 2.3%

8,340	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB–	8,363,844

9,588	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	9,610,750

7,391	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	B1	7,430,543

291	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BBB–	290,199
25,610	Total Semiconductors & Semiconductor Equipment				25,695,336

	Software – 4.2%

4,785	Applied Systems, Inc., Initial Term Loan, First Lien	4.250%	1/25/21	B+	4,789,275

1,961	Applied Systems, Inc., Initial Term Loan, Second Lien	7.500%	1/24/22	CCC+	1,970,368

2,085	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	2,082,837

6,287	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	6,148,270

3,851	Datatel Parent Corp, Term Loan B1	4.000%	7/19/18	BB–	3,858,179

2,428	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	2,431,802

7,572	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	7,481,595

Nuveen Investments	23

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Software (continued)

$2,000	Informatica Corp., Term Loan B, (WI/DD)	TBD	TBD	B	$1,997,916

706	Micro Focus International PLC, Term Loan B	5.250%	11/19/21	BB–	708,151

1,200	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB–	1,200,500

5,149	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	5,163,130

3,265	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1, (WI/DD)	TBD	TBD	BB	3,270,695

735	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2, (WI/DD)	TBD	TBD	BB	736,805

5,406	Zebra Technologies Corporation, Term Loan B, First Lien	4.750%	10/27/21	BB+	5,475,964
47,430	Total Software				47,315,487

	Specialty Retail – 0.9%

3,500	Men’s Wearhouse, Inc., Term Loan, First Lien	5.000%	6/18/21	Ba2	3,543,752

491	Michaels Stores, Inc. Term Loan, First Lien	3.750%	1/28/20	BB–	490,358

2,700	Petsmart, Inc., Term Loan B	4.250%	3/10/22	BB–	2,700,459

899	Pilot Travel Centers LLC, Term Loan B, First Lien	4.250%	10/01/21	BB+	910,556

2,400	Staples, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB	2,400,165
9,990	Total Specialty Retail				10,045,290

	Technology Hardware, Storage & Peripherals – 1.9%

12,833	Dell, Inc., Term Loan B2	4.000%	4/29/20	BBB	12,845,265

8,580	Dell, Inc., Term Loan C	3.750%	10/29/18	BBB	8,587,047
21,413	Total Technology Hardware, Storage & Peripherals				21,432,312

	Textiles, Apparel & Luxury Goods – 0.4%

4,937	Polymer Group, Inc., Initial Term Loan	5.250%	12/19/19	B2	4,962,187

	Trading Companies & Distributors – 0.7%

8,127	HD Supply, Inc., Term Loan	4.000%	6/28/18	B+	8,144,603

	Transportation Infrastructure – 0.1%

69	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	64,421

399	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	373,644

383	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.325%	3/19/21	B2	358,793

550	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	515,371
1,401	Total Transportation Infrastructure				1,312,229

	Wireless Telecommunication Services – 0.6%

4,903	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	4,958,397

1,500	UPC Broadband Holding BV, Term Loan AH	3.250%	6/30/21	BB–	1,481,250
6,403	Total Wireless Telecommunication Services				6,439,647
$940,850	Total Variable Rate Senior Loan Interests (cost $934,594,879)				925,628,694
	Total Long-Term Investments (cost $1,077,556,938)				1,059,070,399

24	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 11.3%

	REPURCHASE AGREEMENTS – 11.3%

$127,467	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/15, repurchase price $127,467,420, collateralized by $131,335,000 U.S. Treasury Notes, 1.375%, due 4/30/20, value $130,021,650	0.000%	7/01/15	$127,467,420
	Total Short-Term Investments (cost $127,467,420)			127,467,420
	Total Investments (cost $1,205,024,358) – 105.5%			1,186,537,819
	Other Assets Less Liabilities – (5.5)%			(61,972,520)
	Net Assets – 100%			$1,124,565,299

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$34,724	$2,511,209	$—	$2,545,933
$25 Par (or similar) Retail Preferred	115,890	—	—	115,890
Corporate Bonds	—	130,779,882	—	130,779,882
Variable Rate Senior Loan Interests	—	932,065,389	—	932,065,389
Short-Term Investments:
Repurchase Agreements	—	127,467,420	—	127,467,420
Total	$150,614	$1,192,823,900	$—	$1,192,974,514

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2015, the cost of investments was $1,207,002,148.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2015, were as follows:

Gross unrealized:
Appreciation	$5,840,403
Depreciation	(26,304,732)
Net unrealized appreciation (depreciation) of investments	$(20,464,329)

Nuveen Investments	25

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(6)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

DD1	Portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

26	Nuveen Investments

Nuveen Symphony High Yield Bond Fund

Portfolio of Investments	June 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 96.4%

	CONVERTIBLE BONDS – 0.6%

	Oil, Gas & Consumable Fuels – 0.6%

$100	Cobalt International Energy, Inc.	2.625%	12/01/19	CCC–	$73,812

100	Energy and Exploration Partners Inc.	8.000%	7/01/19	N/R	32,000
$200	Total Convertible Bonds (cost $121,365)				105,812

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 87.0%

	Aerospace & Defense – 0.4%

$100	Sequa Corporation, 144A	7.000%	12/15/17	CCC–	$68,000

	Airlines – 0.9%

150	American Airlines Group Inc., 144A	4.625%	3/01/20	B+	145,125

	Chemicals – 1.0%

150	Platform Specialty Products Corporation, 144A	6.500%	2/01/22	BB–	154,875

	Commercial Services & Supplies – 2.9%

500	Cenveo Corporation, 144A	6.000%	8/01/19	B	470,000

	Communications Equipment – 2.4%

75	Avaya Inc., 144A	7.000%	4/01/19	B1	73,313

150	Avaya Inc., 144A	10.500%	3/01/21	CCC+	123,750

200	CommScope Inc., 144A	5.500%	6/15/24	B	194,500
425	Total Communications Equipment				391,563

	Construction & Engineering – 0.8%

125	Shea Homes LP, 144A	5.875%	4/01/23	B+	126,563

	Construction Materials – 1.8%

100	Gates Global LLC, 144A	6.000%	7/15/22	B	90,500

200	Norbord Inc., 144A	6.250%	4/15/23	Ba2	202,500
300	Total Construction Materials				293,000

	Containers & Packaging – 2.4%

250	Cascades Inc., 144A	5.500%	7/15/22	Ba3	241,875

150	Sealed Air Corporation, 144A	5.500%	9/15/25	BB	151,125
400	Total Containers & Packaging				393,000

	Diversified Consumer Services – 0.9%

150	Ahern Rentals Inc., 144A	7.375%	5/15/23	B	148,125

Nuveen Investments	27

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 1.0%

$150	Argos Merger Sub Inc., 144A	7.125%	3/15/23	B–	$157,125

	Diversified Telecommunication Services – 2.4%

300	IntelSat Limited	8.125%	6/01/23	CCC+	249,000

150	Level 3 Financing Inc., 144A	5.125%	5/01/23	BB	146,250
450	Total Diversified Telecommunication Services				395,250

	Electric Utilities – 0.9%

150	PPL Energy Supply LLC, 144A	6.500%	6/01/25	BB–	150,000

	Electrical Equipment – 0.9%

150	General Cable Corporation	5.750%	10/01/22	B	140,625

	Energy Equipment & Services – 1.0%

150	NGPL PipeCo LLC	7.119%	12/15/17	CCC+	153,750

	Food & Staples Retailing – 1.9%

150	Albertsons Holdings LLC/Saturn Acquisition Merger Sub Inc., 144A	7.750%	10/15/22	B2	159,375

150	Rite Aid Corporation, 144A	6.125%	4/01/23	B	154,500
300	Total Food & Staples Retailing				313,875

	Food Products – 1.0%

150	WhiteWave Foods Company	5.375%	10/01/22	BB–	158,250

	Health Care Equipment & Supplies – 2.5%

100	Hologic Incorporated, 144A, (WI/DD)	5.250%	7/15/22	BB	102,125

300	THC Escrow Corporation II, 144A	6.750%	6/15/23	B3	306,000
400	Total Health Care Equipment & Supplies				408,125

	Health Care Providers & Services – 3.4%

150	Mallinckrodt International Finance SA, 144A	5.500%	4/15/25	BB–	145,500

150	Surgical Care Affiliates Inc., 144A	6.000%	4/01/23	B–	150,000

250	Truven Health Analytics Inc.	10.625%	6/01/20	CCC+	261,875
550	Total Health Care Providers & Services				557,375

	Hotels, Restaurants & Leisure – 1.8%

150	Interval Acquisition Corporation, 144A	5.625%	4/15/23	BB–	151,875

150	Scientific Games International Inc.	10.000%	12/01/22	B	143,625
300	Total Hotels, Restaurants & Leisure				295,500

	Household Products – 0.9%

150	Spectrum Brands Inc., 144A	5.750%	7/15/25	BB–	152,250

	Internet & Catalog Retail – 0.6%

100	Netflix Incorporated, 144A	5.500%	2/15/22	B+	103,250

	Internet Software & Services – 1.5%

250	Sabre GLBL Inc., 144A	5.375%	4/15/23	Ba3	246,250

28	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Machinery – 1.5%

$250	Cleaver–Brooks Inc., 144A	8.750%	12/15/19	B	$246,250

	Marine – 1.6%

250	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	260,625

	Media – 11.6%

150	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB–	146,250

150	Cable One Inc., 144A	5.750%	6/15/22	BB	151,875

419	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC–	297,776

500	Dish DBS Corporation	5.000%	3/15/23	BB–	462,500

250	Media General Financing Sub Inc., 144A	5.875%	11/15/22	B+	253,125

380	Numericable Group SA, 144A	6.250%	5/15/24	Ba3	373,824

60	Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	57,900

150	Virgin Media Secured Finance, 144A	5.250%	1/15/26	BB–	144,938
2,059	Total Media				1,888,188

	Multiline Retail – 1.0%

150	Family Tree Escrow LLC, 144A	5.750%	3/01/23	Ba3	156,750

	Oil, Gas & Consumable Fuels – 11.5%

500	Chaparral Energy Inc.	8.250%	9/01/21	B–	370,000

300	Clayton Williams Energy Inc.	7.750%	4/01/19	B–	285,000

500	EnQuest PLC, 144A	7.000%	4/15/22	B	395,000

300	Halcon Resources Corporation. `	9.250%	2/15/22	CCC	194,250

250	Legacy Reserves LP Finance Corporation	6.625%	12/01/21	B	202,500

390	Northern Blizzard Resources Inc., 144A	7.250%	2/01/22	B	372,448

100	Sandridge Energy Inc.	7.500%	2/15/23	Caa2	42,270
2,340	Total Oil, Gas & Consumable Fuels				1,861,468

	Pharmaceuticals – 3.3%

150	Endo Finance LLC / Endo Finco Inc., 144A, (WI/DD)	6.000%	7/15/23	B1	153,375

150	JLL/Delta Dutch Pledgeco BV, 144A	8.750%	5/01/20	CCC+	152,250

190	VRX Escrow Corp., 144A	5.875%	5/15/23	B1	194,750

40	VRX Escrow Corp., 144A	6.125%	4/15/25	B1	41,150
530	Total Pharmaceuticals				541,525

	Professional Services – 2.5%

250	IHS Inc., 144A	5.000%	11/01/22	BBB	248,438

150	Nielsen Finance LLC Co	5.000%	4/15/22	BB+	147,000
400	Total Professional Services				395,438

	Real Estate Investment Trust – 2.7%

150	Communications Sales & Leasing Inc., 144A	6.000%	4/15/23	BBB–	146,702

150	Communications Sales & Leasing Inc., 144A	8.250%	10/15/23	BB	147,375

150	iStar Financial Inc.	5.000%	7/01/19	B+	147,938
450	Total Real Estate Investment Trust				442,015

Nuveen Investments	29

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Road & Rail – 0.9%

$150	Avis Budget Car Rental, 144A	5.250%	3/15/25	BB–	$140,813

	Semiconductors & Semiconductor Equipment – 0.8%

150	Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	126,750

	Software – 5.6%

200	Audatex North America Inc., 144A	6.125%	11/01/23	BB–	205,500

500	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	405,000

150	Infor Us Inc., 144A	6.500%	5/15/22	B–	152,625

150	SS&C Technologies Holdings, Inc., 144A, (WI/DD)	5.875%	7/15/23	B+	151,500
1,000	Total Software				914,625

	Specialty Retail – 0.8%

150	Jo-Ann Stores Holdings Inc., 144A	9.750%	10/15/19	CCC+	134,250

	Trading Companies & Distributors – 0.6%

100	United Rentals North America Inc.	5.500%	7/15/25	BB–	96,625

	Transportation Infrastructure – 2.2%

375	CEVA Group PLC, 144A	7.000%	3/01/21	B2	361,875

	Wireless Telecommunication Services – 7.1%

200	Altice Financing SA, 144A	6.625%	2/15/23	BB–	198,560

350	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	364,000

150	Sprint Corporation	7.125%	6/15/24	B+	139,140

200	T-Mobile USA Inc.	6.375%	3/01/25	BB	204,500

250	UPCB Finance Limited, 144A	5.375%	1/15/25	BB	238,625
1,150	Total Wireless Telecommunication Services				1,144,825
$15,054	Total Corporate Bonds (cost $15,041,496)				14,133,898

Principal Amount (000)	Description (1)	Coupon (3)	Maturity (4)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 8.8% (3)

	Chemicals – 0.9%

$150	Platform Specialty Products Corporation, First Lien Term Loan B2, (WI/DD)	TBD	TBD	BB	$150,790

	Food & Staples Retailing – 0.9%

150	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB–	150,569

	Health Care Equipment & Supplies – 0.5%

74	Sterigenics International, Inc., Term Loan B	4.250%	5/06/22	B1	75,188

	Health Care Providers & Services – 1.2%

200	DJO Finance LLC, Term Loan B, First Lien	4.250%	6/30/20	B+	200,600

	Hotels, Restaurants & Leisure – 1.6%

150	Burger King Corporation, Term Loan B, (WI/DD)	TBD	TBD	B+	150,094

100	Life Time Fitness, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB–	99,391
250	Total Hotels, Restaurants & Leisure				249,485

30	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (3)	Maturity (4)	Ratings (2)	Value

	Internet & Catalog Retail – 0.9%

$150	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B	$150,309

	Internet Software & Services – 0.9%

150	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	149,695

	Specialty Retail – 1.9%

150	Petsmart, Inc., Term Loan B	4.250%	3/10/22	BB–	150,026

150	Staples, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB	150,010
300	Total Specialty Retail				300,036
$1,424	Total Variable Rate Senior Loan Interests (cost $1,431,821)				1,426,672
	Total Long-Term Investments (cost $16,594,682)				15,666,382

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 8.5%

	REPURCHASE AGREEMENTS – 8.5%

$1,375	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/15, repurchase price $1,375,465, collateralized by $1,420,000 U.S. Treasury Notes, 1.375%, due 4/30/20, value $1,405,800	0.000%	7/01/15		$1,375,465
	Total Short-Term Investments (cost $1,375,465)				1,375,465
	Total Investments (cost $17,970,147) – 104.9%				17,041,847
	Other Assets Less Liabilities – (4.9)%				(795,167)
	Net Assets – 100%				$16,246,680

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	31

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments	June 30, 2015 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Bonds	$—	$105,812	$—	$105,812
Corporate Bonds	—	14,133,898	—	14,133,898
Variable Rate Senior Loan Interests	—	1,426,672	—	1,426,672
Short-Term Investments:
Repurchase Agreements	—	1,375,465	—	1,375,465
Total	$—	$17,041,847	$—	$17,041,847

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2015, the cost of investments was $17,999,969.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2015, were as follows:

Gross unrealized:
Appreciation	$93,717
Depreciation	(1,051,839)
Net unrealized appreciation (depreciation) of investments	$(958,122)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(4)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

32	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 28, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 28, 2015